Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Leases
Schedule of Lease Expense	The components of leases related expenses charged to statements of income were as follows:
	For the three months ended
	March 31,
	2025	2024
Operating lease cost	$57,664	$57,716
The components of leases related expenses charged to statements of operations were as follows:
	Years Ended December 31,
	2024	2023	2022
Operating lease cost	$247,109	$230,865	$183,382

Schedule of Supplemental Cash Flow Information Related to Leases

Supplemental cash flow information related to leases was as follows:

	For the three months ended
	March 31,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$57,664	$57,716
Weighted average discount rate	4.97%	3.47%
Weighted average remaining lease term (years)	4.06	1.77

Supplemental cash flow information related to leases was as follows:

	Years Ended December 31,
	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$247,109	$230,865	$183,382
Weighted average discount rate	4.95%	3.44%	3.26%
Weighted average remaining lease term (years)	4.26	2.08	2.85

Schedule of Supplemental Balance Sheet Information Related to Leases

Supplemental balance sheet information related to leases was as follows:

	March 31,	December 31,
	2025	2024
Operating lease right-of-use asset	$727,072	$775,546
Operating lease liabilities:
Current portion	194,038	195,115
Non-current portion	533,034	580,431
	$727,072	$775,546

Supplemental balance sheet information related to leases was as follows:

	As of December 31,
	2024	2023
Operating lease right-of-use asset	$775,546	$363,296
Operating lease liabilities:
Current portion	195,115	222,275
Non-current portion	580,431	141,021
	$775,546	$363,296

Schedule of Future Minimum Lease Payments Under Operating Leases

Future minimum lease payments under operating leases as of March 31, 2025 were as follows:

Year ending December 31,
2025 (excluding three months ended March 31, 2025)	$170,766
2026	200,125
2027	161,880
2028	161,880
2029	107,920
$802,571
Less: imputed interest	(75,499)
Operating lease liabilities	$727,072

Future minimum lease payments under operating leases as of December 31, 2024 were as follows:

Year ending December 31,
2025	$228,430
2026	200,125
2027	161,880
2028	161,880
2029	107,920
$860,235
Less imputed interest	(84,689)
Operating lease liabilities	$775,546